Contingent Liabilities	12 Months Ended
Dec. 31, 2015
Contingent Liabilities
22.	CONTINGENT LIABILITIES

Randgold & Exploration summons

On August 21, 2008, Gold Fields Operations Limited (“GFO”), formerly known as Western Areas Limited (“WAL”), a subsidiary of Gold Fields Limited, received a summons from Randgold and Exploration Company Limited (“R&E”) and African Strategic Investment (Holdings) Limited. The summons claims that during the period that GFO was under the control of Brett Kebble, Roger Kebble and others, WAL assisted in the unlawful disposal of shares owned by R&E in Randgold Resources Limited, or Resources, and Afrikander Lease Limited, now Uranium One.

The claims have been computed in various ways. The highest claims have been computed on the basis of the highest prices of Resources and Uranium One between the dates of the alleged thefts and March 2008 (between approximately $700 million and $800 million (between R11 billion and R12 billion)). The alternative claims have been computed on the basis of the actual amounts allegedly received by GFO to fund its operations (approximately R519 million or $34 million).

During quarter three of 2015, simultaneously with delivering its plea, GFO joined certain third parties to the action (namely JCI Limited, JC Lamprecht, RAR Kebble and the deceased and insolvent estate of BK Kebble), in order to enable it to claim compensation against such third parties in the event that the plaintiffs are successful in one or more of their claims. In addition, notices in terms of section 2(2)(b) of the Apportionment of Damages Act, 1956, were served on various parties by GFO, in order to enable it to make a claim for a contribution against such parties in terms of the Apportionment of Damages Act, should the plaintiffs be successful in one or more of its claims.

It should be noted that the claims lie only against GFO, whose only interest is a 50% stake in the South Deep mine. This alleged liability is historic and relates to a period of time prior to the Group purchasing the company.

GFO’s assessment remains that it has sustainable defences to these claims and, accordingly, GFO’s attorneys were instructed to vigorously defend the claims.

The ultimate outcome of the claims cannot presently be determined and, accordingly, no adjustment for any effects on the Company that may result from these claims, if any, has been made in the consolidated financial statements.

Silicosis

The principal health risks associated with Gold Fields’ mining operations in South Africa arise from occupational exposure to silica dust, noise, heat and certain hazardous chemicals. The most significant occupational diseases affecting Gold Fields’s workforce include lung diseases (such as silicosis, tuberculosis, a combination of the two and chronic obstructive airways disease (“COAD”) as well as noise induced hearing loss (“NIHL”). The Occupational Diseases in Mines and Works Act, 78 of 1973 (“ODMWA”) governs the compensation paid to mining employees who contract certain illnesses, such as silicosis. In 2011, the South African Constitutional Court ruled that a claim for compensation under ODMWA does not prevent employees from seeking compensation from their employer in a civil action under common law (either as individuals or as a class). While issues such as negligence and causation need to be proved on a case by case basis, it is possible that such ruling could expose Gold Fields to claims related to occupational hazards and diseases (including silicosis), which may be in the form of a class or similar group action. If Gold Fields were to face a significant number of such claims and the claims were suitably established against it, the payment of compensation for the claims could have a material adverse effect on Gold Fields’ results of operations and financial condition. In addition, Gold Fields may incur significant additional costs arising out of these issues, including costs relating to the payment of fees, levies or other contributions in respect of compensatory or other funds established (if any) and expenditures arising out of its efforts to resolve any outstanding claims or other potential action.

During 2012 and 2014, two court applications were served on Gold Fields and its subsidiaries (as well as other mining companies) by various applicants purporting to represent classes of mine workers (and, where deceased, their dependants) who were previously employed by or who are employees of, amongst others, Gold Fields or any of its subsidiaries and who allegedly contracted silicosis and/or tuberculosis.

These are applications in terms of which the court is asked to certify a class action to be instituted by the applicants on behalf of the classes of affected people. According to the applicants, these are the first and preliminary steps in a process where, if the court were to certify the class action, the applicants will in the second stage, bring an action wherein they will attempt to hold Gold Fields and other mining companies liable for silicosis and/or tuberculosis and the resultant consequences. The applicants contemplate dealing in the second stage with what the applicants describe as common legal and factual issues regarding the claims arising for the whole of the classes. If the applicants are successful in the second stage, they envisage that individual members of the classes could later submit individual claims for damages against Gold Fields and the other mining companies. These applications do not identify the number of claims that could be instituted against Gold Fields and the other mining companies or the quantum of damages the applicants may seek.

Gold Fields has opposed the applications.

The two class actions were consolidated into one application on October 17, 2014. In terms of the consolidated application, the court is asked to allow the class actions to be certified. The consolidated application was heard during the weeks of 12 and 19 October 2015. Judgment has been reserved. If certification is granted, it will be the first step in a process whereby the applicants will, on behalf of the class or classes, seek to hold Gold Fields and the other mining companies liable for silicosis and/or tuberculosis and the resultant consequences. Any such claims will be defended.

In addition to the consolidated application, an individual action has been instituted against Gold Fields and one other mining company in terms of which the Plaintiff claims approximately $2 million (R25 million) in damages (and interest on that amount at 15.5% from May 2014 to date of payment and costs) arising from his alleged contraction of silicosis which he claims was caused by the defendants. Gold Fields has entered an appearance to defend the individual action and has pleaded to the claim. In January 2014, the plaintiff delivered an application to join three other mining companies (including the owners of Gold Fields’ South Deep operation) to the action. The joinder was effected and Gold Fields delivered a revised plea on behalf of the joined Gold Fields defendants. The plaintiff has since applied to amend his particulars of claim which amendment is being opposed. Whilst the plaintiff enrolled the trial for hearing on May 23, 2016, the matter has been removed from the trial roll. Gold Fields is proceeding with trial preparation in the normal course.

The ultimate outcome of these matters cannot presently be determined and, accordingly, no adjustment for any effects on the Company that may result from these actions, if any, has been made in the consolidated financial statements.

Acid mine drainage

Acid mine drainage (“AMD”) or acid rock drainage (“ARD”), collectively called acid drainage (“AD”) is formed when certain sulphide minerals in rocks are exposed to oxidising conditions (such as the presence of oxygen, combined with water). AD can occur under natural conditions or as a result of the sulphide minerals that are encountered and exposed to oxidation during mining or during storage in waste rock dumps, ore stockpiles or tailings dams. The acidic water that forms, usually contains iron and other metals if they are contained in the host rock.

Gold Fields has identified incidences of AD, and the risk of potential short-term and long-term AD issues, specifically at its Cerro Corona, South Deep and Damang mines and, at currently immaterial levels, its Tarkwa and St Ives mines. The AD issues at Damang mine are confined to the Rex open pit.

Gold Fields commissioned additional technical studies during 2015 to identify the steps required to prevent or mitigate the potentially material AD impacts at its Cerro Corona, Damang and South Deep operations, but none of these studies have allowed Gold Fields to generate a reliable estimate of the total potential impact on the Company. Gold Fields mine closure cost estimates for 2015 contain costs for the aspects of AD management which the company has reliably been able to cost.

Gold Fields continues to investigate technical solutions at both its South Deep, Cerro Corona and Damang mines to better inform appropriate short- and long-term mitigation strategies for AD management and to work towards a reasonable cost estimate of these potential issues. Further studies are planned for 2016.

No adjustment for any effects on the Company that may result from potentially material (mainly post-closure) AD impacts at South Deep and Cerro Corona has been made in the consolidated financial statements, other than through the Group’s normal environmental rehabilitation provisions (refer note 17).

Native title claim

Gold Fields advised the market on July 7, 2015 that a decision had been handed down by a single judge of the Federal Court of Australia on July 3, 2015, in which the court had accepted the submissions of the Ngadju People that the re-grant of certain St. Ives’ tenements by the State of Western Australia in 2004 was not compliant with the correct processes set out in the Native Title Act 1993 (Cth), and as such, the re-granted tenements were inconsistent with the Ngadju People’s natives title rights.

The decision did not affect the grant of mining tenure to St. Ives under the Mining Act 1978 (WA). St. Ives still validly holds all of the tenements which underpin its mining operations at St. Ives, and as these proceedings are not an action against St. Ives for failure to take certain steps, the Court has no ability to impose any sort of penalty against St. Ives.

On March 29, 2016, Gold Fields announced that the full court of the Federal Court of Australia overturned its July 2015 decision. As such, the Federal Court confirmed that St. Ives’ re-granted tenements were valid for the purposes of the Native Title Act. In addition, the Federal Court found that although St. Ives and the Ngadju People have coexisting tenement holder rights, the rights of St. Ives would prevail in the event that any inconsistencies materialize. It is not clear whether the Ngadju People will appeal this decision.

Gold Fields remains strongly of the view that it has at all times complied with its obligations under the Native Title Act 1993 (Cth) in respect of its dealings with these tenements. The Company will take all steps necessary to ensure that the St. Ives operations are unaffected while this matter is resolved.

Accordingly, no adjustment for any effects on the Company that may result from the proceedings, if any, has been made in the consolidated financial statements.

Regulatory Investigations

On June 22, 2015, Gold Fields notified Shareholders that it had been informed by the Foreign Corrupt Practices Act Unit of the United States Securities Exchange Commission (the Commission) that it has concluded its investigation in connection with the Black Economic Empowerment (BEE) transaction related to South Deep and, based on the information available to them, would not recommend to the Commission that enforcement action be taken against Gold Fields.

The notice was provided under the guidelines set out in the final paragraph of the Securities Act Release No 5310, which states in part that the notice “must in no way be construed as indicating that the party has been exonerated or that no action may ultimately result from the staff’s investigation.

In South Africa, in 2013 the Directorate for Priority Crime Investigation (the Hawks) informed the Company that it has started a preliminary investigation into the BEE transaction to determine whether or not to proceed with a formal investigation, following a complaint by the Democratic Alliance, a political party in South Africa. The investigation is still in process and it is not possible to determine what effect the ultimate outcome of this investigation any regulatory findings and any related developments on the Company or the timing thereof.

Accordingly, no adjustment for any effects on the Company that may result from the outcome of these investigations, if any, has been made in the consolidated financial statements.